Capital Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Capital Lease/Notes Payable/Convertible Notes Payable [Abstract]
Schedule of capital lease obligations
	June 30,	December 31,
	2018	2017
Note payable, New Everbank Lease	$32,109	$39,754
Less: note payable, New Everbank Lease (Capital leases), current portion	(19,877)	(18,348)

Notes payable, bank loans and capital leases, long-term portion	$12,232	$21,406

	December 31,
	2017	2016

Note payable, New Everbank Lease	$39,754	$58,102
Less: note payable, New Everbank Lease (Capital leases), current portion	(18,348)	(18,348)

Notes payable, bank loans and capital leases, long-term portion	$21,406	$39,754

Schedule of future minimum payments to capital leases
2018 (July to December)	$10,703
2019	18,348
2020	3,058
2021	---
2022	---

Total	$32,109

2018	$18,348
2019	18,348
2020	3,058
2021	---
2022	---

Total	$39,754